RESTATEMENT OF FINANCIAL STATEMENTS	3 Months Ended
Mar. 31, 2023
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS

Note 9 - RESTATEMENT OF FINANCIAL STATEMENTS

In the statement of cash flows, the Company had previously included the redemption of Class A common stock under the non-cash investing and financing activities. In accordance with Accounting Standards Codification (“ASC”) Topic 230, this redemption, regardless of whether the cash physically is transferred back to the Company from the Trust prior to the redemption, should be treated as a cash investing and financing activity. Therefore, the Company has restated its statement of cash flows for the three months ended March 31, 2023 as follows:

	As previously reported	Adjustments	As restated
Investing Activities
Cash withdrawn from Trust Account in connection with redemption	-	109,309,854	109,309,854
Total net cash (used in) provided by investing activities	(580,000)	109,309,854	108,729,854
Financing Activities
Redemption of Class A ordinary shares	-	(109,309,854)	(109,309,854)
Total net cash provided by (used in) investing activities	580,000	(109,309,854)	(108,729,854)
Non-cash investing and financing activities
Redemption of Class A ordinary shares	109,309,854	(109,309,854)	-